Intangible Assets and Liabilities - Amortization of Unfavorable Lease Terms (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total	$ 108,538	$ 0	$ 0
Below Market Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 108,538	$ 0	$ 0